Fair value of financial instrument - Summary of Positive and Negative Fair Value Movement of Level 3 Financial Instruments From Using Reasonably Possible Alternative Assumptions (Detail) - Level 3 [member] - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	$ 4,553	$ 3,594
Positive fair value movement from using reasonably possible alternatives	146
Negative fair value movement from using reasonably possible alternatives	(141)
Level 3 fair value	(2,347)	(1,548)
Positive fair value movement from using reasonably possible alternatives	64
Negative fair value movement from using reasonably possible alternatives	(66)
Financial assets at fair value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	4,553	3,594
Positive fair value movement from using reasonably possible alternatives	146	101
Negative fair value movement from using reasonably possible alternatives	(141)	(98)
U.S. state, municipal and agencies debt [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	4	25
Positive fair value movement from using reasonably possible alternatives		0
Negative fair value movement from using reasonably possible alternatives		(1)
Asset-backed securities [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	2	2
Corporate debt and other debt [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	7	25
Positive fair value movement from using reasonably possible alternatives		1
Negative fair value movement from using reasonably possible alternatives		(1)
Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	151	152
Positive fair value movement from using reasonably possible alternatives	12	14
Negative fair value movement from using reasonably possible alternatives	(10)	(13)
Equities [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	1,874	1,530
Positive fair value movement from using reasonably possible alternatives	27	19
Negative fair value movement from using reasonably possible alternatives	(23)	(16)
Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	397	334
Positive fair value movement from using reasonably possible alternatives	38	33
Negative fair value movement from using reasonably possible alternatives	(39)	(34)
Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	1,692	1,077
Positive fair value movement from using reasonably possible alternatives	60	23
Negative fair value movement from using reasonably possible alternatives	(62)	(24)
Other assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	15	0
Mortgage backed securities [Member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	28	20
Positive fair value movement from using reasonably possible alternatives	4	4
Negative fair value movement from using reasonably possible alternatives	(4)	(4)
Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	383	429
Positive fair value movement from using reasonably possible alternatives	5	7
Negative fair value movement from using reasonably possible alternatives	(3)	(5)
Deposits [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	(241)	(151)
Positive fair value movement from using reasonably possible alternatives	9	0
Negative fair value movement from using reasonably possible alternatives	(9)	0
Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	(2,106)	(1,390)
Positive fair value movement from using reasonably possible alternatives	55	30
Negative fair value movement from using reasonably possible alternatives	(57)	(77)
Other liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value		(7)
Financial liabilities at fair value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	(2,347)	(1,548)
Positive fair value movement from using reasonably possible alternatives	64	30
Negative fair value movement from using reasonably possible alternatives	$ (66)	$ (77)